WARRANTS (Tables)	12 Months Ended
Sep. 30, 2018
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of warrants outstanding to purchase shares of Common Stock
	Number Outstanding	Average Exercise Price
Outstanding as of September 30, 2016	3,410,280	$0.28
Granted	1,241,665	$0.30
Exercised	-	$-
Expired	(100,000)	$(0.25)
Outstanding as of September 30, 2017	4,551,945	$0.29
Granted	1,722,840	$0.25
Exercised	-	$-
Expired	(1,374,655)	$(0.26)
Cancelled	(4,900,130)	$(0.28)
Outstanding as of September 30, 2018	-	$-